Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt
Long-Term Debt

17) Long-Term Debt

Long-term debt as of December 31, 2022 and 2021, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2022	2021
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$313,630	$338,726
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	192,021	222,133
$55 million revolving credit facility with DNB		55,000	—
Hilda loan facility	Hilda Knutsen	66,154	72,308
Torill loan facility	Torill Knutsen	—	75,000
$172.5 million loan facility	Dan Cisne, Dan Sabia	31,739	45,340
Tove loan facility	Tove Knutsen	77,516	81,883
Synnøve loan facility	Synnøve Knutsen	85,292	—
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	84,247	89,206
Torill Sale & Leaseback	Torill Knutsen	107,048	—
Total long-term debt		$1,062,647	$974,596
Less: current installments		371,906	90,956
Less: unamortized deferred loan issuance costs		2,119	2,378
Current portion of long-term debt		369,787	88,578
Amounts due after one year		690,741	883,640
Less: unamortized deferred loan issuance costs		4,140	5,092
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$686,601	$878,548

The Partnership’s outstanding debt of $1,062.6 million as of December 31, 2022 is repayable as follows :

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2023	$13,161	$77,839	$280,906	$371,906
2024	13,804	41,179	63,393	118,376
2025	14,399	33,109	136,583	184,091
2026	15,060	18,822	219,521	253,403
2027 and thereafter	134,871	—	—	134,871
Total	$191,295	$170,949	$700,403	$1,062,647

As of December 31, 2022, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.75% to 2.4%.

As shown on the balance sheet at December 31, 2022 and as disclosed in the table above, the Partnership has significant debt coming due within one year. The Partnership has commenced discussions and negotiations with its lending group and other institutions and advisors concerning the refinancing of all of its credit facilities that mature in 2023 and early 2024. However, if the Partnership is not able to secure the refinancing of this debt, there will be insufficient liquid funds necessary to repay the debt at maturity.

Although there is some judgement required in assessing this risk, given the negotiations that are already underway and given the Partnership’s history of successfully obtaining financing or refinancing its debt, management believes that it will be able to conclude a refinancing of all such facilities on similar terms (including that no re-leverage is required) prior to maturity. However, no assurance can be given that all such facilities will be timely refinanced on acceptable terms.

$345 Million Term Loan Facility

In September 2021, the Partnership’s subsidiaries which own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans (the “$345 Million Loan Facility”). The $345 Million Loan Facility consists of a term loan repayable in 20 consecutive quarterly installments, with a balloon payment of $220 million due at maturity in September 2026. The facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.05%. The facility is guaranteed by the Partnership and secured by mortgages on the five vessels.

The $345 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain Liquidity equal to or greater than $250,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $345 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment, and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2022, the borrowers and the guarantors were in compliance with all covenants under this facility.

$320 Million Term Loan Facility and $55 Million Revolving Credit Facility with DNB

In September 2018, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (“the Vessels”), entered into new senior secured credit facilities (the “Multi-vessels Facility”) in order to refinance their existing long term bank debt. The Multi-vessels Facility consists of a term loan of $320 million and a $55 million revolving credit facility. The term loan is repayable in 20 consecutive quarterly installments, with a final payment at maturity in September 2023 of $177 million, which includes the balloon payment and last quarterly installment. The term loan bears interest at a rate per annum equal to LIBOR plus a margin of 2.125%. The revolving credit facility, which was fully drawn on December 31, 2022, will mature in September 2023, and bears interest at LIBOR plus a margin of 2.125%. There is a commitment fee of 0.85% payable on the undrawn portion of the revolving credit facility. The loans are guaranteed by the Partnership and secured by mortgages on the Vessels.

The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Multi-vessel facility. The Partnership and the borrowers (except for the Partnership’s subsidiary that owns the Recife Knutsen and the Fortaleza Knutsen) are guarantors, and the Multi-vessels Facility is secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen.

The Multi-vessels Facility contains the following financial covenants:

●	Positive working capital of the borrowers and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Multi-vessels Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the Multi Vessel Facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2022, the borrowers and the guarantors were in compliance with all covenants under this facility.

Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “Hilda Facility”). The Hilda Facility replaced the $117 million loan facility, which was due to be paid in full in August 2018. The Hilda Facility is repayable in 28 consecutive quarterly installments with a final payment at maturity of $58.5 million, which includes the balloon payment and last quarterly installment. The Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2024.

The Hilda Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Hilda Knutsen is less than 110% of the outstanding loan under the Hilda Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of the Hilda Knutsen and customary events of default. As of December 31, 2022, the borrower and the guarantors were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual installments with a final balloon payment due at maturity in September 2023 and January 2024, respectively.

The Dan Cisne Facility and Dan Sabia Facility contain the following financial covenants:

●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and
●	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of either of the vessels are less than 125% of the respective loan, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2022, the borrowers and the guarantor were in compliance with all covenants under this facility.

Tove Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS, the subsidiary owning the Tove Knutsen, as the borrower, entered into a secured loan facility (the “Tove Facility”). The Tove Facility is repayable in quarterly installments with a final balloon payment of $66.6 million due at maturity in September 2025, which includes the balloon payment and last quarterly installment. The Tove Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Tove Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the Tove Facility.

The Tove Facility contains the following financial covenants:

●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tove Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value the Tove Knutsen falls below 110% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2022, the borrower and the guarantors were in compliance with all covenants under this facility.

Synnøve Loan Facility

In July 2019, KNOT Shuttle Tankers 35 AS, the subsidiary owning the Synnøve Knutsen, as the borrower, entered into a secured loan facility (the “Synnøve Facility”). The Synnøve Facility is repayable in quarterly installments with a final payment of $72.3 million due at maturity in October 2025, which includes the balloon payment and last quarterly installment. The Synnøve Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Synnøve Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the Synnøve Facility.

The Synnøve Facility contains the following financial covenants:

●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Synnøve Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Synnøve Knutsen falls below 110% of the outstanding loan, upon total loss or sale of the vessel and customary events of default. As of December 31, 2022, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Revolving Credit Facility with NTT

In June  2021, KNOT Shuttle Tankers AS extended the maturity of its $25 million unsecured revolving credit facility with NTT Finance Corporation. The extended facility will mature in August 2023, bears interest at LIBOR plus a margin of 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility. The commercial terms of the facility are unchanged from the facility entered into in June 2017 with NTT Finance Corporation.

$25 Million Revolving Credit Facility with Shinsei

In November 2020, KNOT Shuttle Tankers AS entered into an unsecured revolving credit facility with Shinsei Bank. The facility will mature in November 2023, bears interest at LIBOR plus a margin of 1.75% and has a commitment fee of 0.7% on the undrawn portion of the facility.

Raquel Sale and Leaseback

On December 30, 2020, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 19 AS, which owned the Raquel Knutsen, agreed to enter into a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The closing of the transaction occurred on January 19, 2021. The gross sales price was $94.3 million, and a portion of the proceeds was used to repay the outstanding loan and cancelation of the interest rate swap agreements related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the loan and related interest rate swaps, the Partnership realized net proceeds of $38 million after fees and expenses.

Torill Sale and Leaseback

On June 30, 2022, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the Torill Knutsen, closed a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The gross sales price was $112.0 million, and a portion of the proceeds was used to repay the outstanding loan related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the previously existing loan, the Partnership realized net proceeds of $39 million after fees and expenses.

Torill Loan Facility

In January 2018, the Partnership's subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the vessel Torill Knutsen, entered into a $100 million senior secured term loan facility (the "Torill Facility") with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The Torill Facility was repayable in 24 consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The Torill Facility bore interest at a rate per annum equal to LIBOR plus a margin of 2.1%. The facility was guaranteed by the Partnership. On June 30, 2022, the Torill Facility was repaid in full using proceeds of the Torill sale and leaseback.